Commitments and Contingencies (Details Narrative) - USD ($)						6 Months Ended
	Mar. 19, 2022	Mar. 19, 2022	Feb. 15, 2022	Nov. 27, 2018	Aug. 15, 2018	Jun. 30, 2023
Royalty Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage					50.00%
Sale of royalty percentage			20.00%	5.00%
Development cost, percent	50.00%
Royalty Agreement [Member] | Chemia Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage					50.00%	50.00%
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of royalty percentage	5.50%
Development cost, percent		50.00%
Development costs	$ 1,250,000
Global And Bio Life Sciences [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of royalty percentage			20.00%